Notes Payable, net - Schedule of Debt (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 01, 2018	Apr. 06, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt, gross			$ 13,513,000	$ 11,947,000	$ 0
Capital lease obligations				896,000	0
Less deferred loan costs, net			(243,000)	(240,000)	0
Total notes payable less net deferred loan costs			13,270,000	11,707,000
Less current portion			(1,736,000)	(1,751,000)
Noncurrent portion			11,534,000	9,956,000	0
J&S
Debt Instrument [Line Items]
Capital lease obligations			770,000	896,000
OpenKey
Debt Instrument [Line Items]
Long-term debt, gross				0
RED
Debt Instrument [Line Items]
Long-term debt, gross				0
Revolving Credit Facility | Senior revolving credit facility
Debt Instrument [Line Items]
Long-term debt, gross			$ 0	$ 0
Revolving Credit Facility | Senior revolving credit facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%		2.00%
Revolving Credit Facility | Senior revolving credit facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%		2.50%
Revolving Credit Facility | Senior revolving credit facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%		3.00%
Revolving Credit Facility | Senior revolving credit facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%		3.50%
Revolving Credit Facility | Facility Due 2022
Debt Instrument [Line Items]
Long-term debt, gross					0
Revolving Credit Facility | Facility Due 2022 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				3.25%
Revolving Credit Facility | Facility Due 2022 | J&S
Debt Instrument [Line Items]
Long-term debt, gross			$ 1,226,000	$ 814,000
Revolving Credit Facility | Facility Due 2022 | J&S | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
Revolving Credit Facility | Facility due October 2018 | OpenKey
Debt Instrument [Line Items]
Long-term debt, gross			$ 0	0
Revolving Credit Facility | Facility due October 2018 | OpenKey | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
Revolving Credit Facility | Facility due October 2018 | RED
Debt Instrument [Line Items]
Long-term debt, gross				$ 0
Revolving Credit Facility | Facility due On Demand
Debt Instrument [Line Items]
Long-term debt, gross					0
Revolving Credit Facility | Facility due On Demand | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%		1.00%
Revolving Credit Facility | Facility due On Demand | Pure Rooms
Debt Instrument [Line Items]
Long-term debt, gross			$ 100,000	$ 100,000
Revolving Credit Facility | Facility due On Demand | Pure Rooms | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
Revolving Credit Facility | Facility Due March 2019 | RED
Debt Instrument [Line Items]
Long-term debt, gross			$ 15,000	0
Revolving Credit Facility | Facility Due March 2019 | RED | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate			1.75%
Notes Payable to Banks | Term Loan Due November 2022 | J&S
Debt Instrument [Line Items]
Long-term debt, gross			$ 9,667,000	9,917,000
Notes Payable to Banks | Term Loan Due November 2022 | J&S | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
Notes Payable to Banks | Equipment Note Due 2022 | J&S
Debt Instrument [Line Items]
Long-term debt, gross			$ 825,000	0
Notes Payable to Banks | Equipment Note Due 2022 | J&S | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
Notes Payable to Banks | Term Loan Due November 2022 | J&S
Debt Instrument [Line Items]
Long-term debt, gross			$ 0	$ 0
Notes Payable to Banks | Term Loan Due November 2022 | J&S | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			3.25%
Notes Payable to Banks | Term Loan Due October 2018
Debt Instrument [Line Items]
Interest rate		5.00%	5.00%	5.00%
Long-term debt, gross					$ 0
Notes Payable to Banks | Term Loan Due October 2018 | Pure Rooms
Debt Instrument [Line Items]
Long-term debt, gross			$ 160,000	$ 220,000
Notes Payable to Banks | Term Loan Due April 2025 | RED
Debt Instrument [Line Items]
Long-term debt, gross			$ 750,000	$ 0
Notes Payable to Banks | Term Loan Due April 2025 | RED | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate			1.75%